Equity Forward	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Equity Forward
10	EQUITY FORWARD
On June 21, 2022, the Company’s board of directors authorized a share repurchase plan under which the Company may repurchase up to US$10,000 its Class A ordinary shares in the form of its ADS during a 12-month period (the “Share Repurchase Program”). The Company entered an accelerated share repurchase (“ASR”) agreement with Bank of America, pursuant to which it prepaid US$10,000 with the repurchase price determined by the volume-weighted average price (“VWAP”) of the Company’s ADS over the term of the ASR. The settlement date of this contract was August 23, 2022.
The Company evaluated and concluded the ASR agreement was an equity classified forward contract pursuant to ASC 815-40-25-10 and recognized the contract notional amount as contra-equity in the statement of changes in shareholder equity for the six months ended June 30, 2022